RESTRUCTURING PLAN (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 10, 2025	Sep. 09, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RESTRUCTURING PLAN
Common Stock Issued			$ 45,214	$ 21,855	$ 7,754
Growler
RESTRUCTURING PLAN
Common Stock Issued	$ 3,500
November 2021 unsecured bond 8.75%
RESTRUCTURING PLAN
Interest rate	8.75%
Growler loan facility | Growler
RESTRUCTURING PLAN
Notional amount		$ 7,500
Borrowings term		12 months
Growler loan facility | Growler | SOFR
RESTRUCTURING PLAN
SOFR interest charged		6.00%
Growler loan facility | Growler | Minimum
RESTRUCTURING PLAN
Interest rate		10.00%